DEBT DEBT MATURITIES (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt
Debt maturing in the next five years and thereafter is as follows:

Year Ending December 31,
2018	$—
2019	29,700
2020	—
2021	—
2022	—
Thereafter	525,000
Total debt outstanding	554,700
Unamortized debt issuance costs	(9,281)
Unamortized 2023 Notes premium	3,374
Net carrying value of debt	$548,793